OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease Right-of-use Assets And Operating Lease Liabilities
SCHEDULE OF RIGHT-OF-USE ASSETS

Right-of-use assets are summarized below:

	December 31, 2024	December 31, 2023
Office and warehouse lease	$702,888	$702,888
Less: Accumulated amortization	(476,196)	(330,437)
Right-of-use assets, net	$226,692	$372,451

SCHEDULE OF OPERATING LEASE LIABILITIES

Operating lease liabilities are summarized as follows:

	December 31, 2024	December 31, 2023
Lease liability	$236,389	$384,382
Less current portion	(163,727)	(147,993)
Long term portion	$72,662	$236,389

SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities are as follows:

Amount
For the year ending December 31, 2025	$175,942
For the year ending December 31, 2026	74,030
Total	$249,972
Less: present value discount	(13,583)
Lease liability	$236,389